Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Income Taxes [Line Items]
Foreign pretax earnings	$ 36,800,000,000	$ 24,000,000,000	$ 13,000,000,000
Undistributed earnings of foreign subsidiaries	40,400,000,000
Deferred tax liability related to foreign earnings that may be repatriated	13,800,000,000
Cash, cash equivalents and marketable securities held by foreign subsidiaries	82,600,000,000	54,300,000,000
Reconciliation of provision for income taxes, statutory federal income tax rate	35.00%	35.00%	35.00%
Tax benefits from equity awards	1,400,000,000	1,100,000,000	742,000,000
Measurement of tax position, minimum likelihood of tax benefits being realized upon the ultimate settlement	Greater than 50%
Measurement of tax position, minimum likelihood of tax benefits being realized upon the ultimate settlement, percentage	50.00%
Gross unrecognized tax benefits	2,062,000,000	1,375,000,000	943,000,000	971,000,000
Unrecognized tax benefits that would affect effective tax rate, if recognized	889,000,000	563,000,000
Unrecognized tax benefits, gross interest and penalties accrued	401,000,000	261,000,000
Recognized interest (benefit) expense of tax matters	140,000,000	14,000,000	(43,000,000)
Reasonably possible reduction in unrecognized tax benefits in the next 12 months, minimum	120,000,000
Reasonably possible reduction in unrecognized tax benefits in the next 12 months, maximum	$ 170,000,000